Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net loss	$ (65,973)	$ (105,691)
Net loss attributable to ordinary shareholders—basic and diluted	$ (65,973)	$ (105,691)
Denominator
Weighted average ordinary shares outstanding-basic	57,384,985	35,686,751
Weighted average ordinary shares outstanding-diluted	57,384,985	35,686,751
Net loss per share attributable to ordinary shareholders-basic	$ (1.15)	$ (2.96)
Net loss per share attributable to ordinary shareholders-diluted	$ (1.15)	$ (2.96)